Financial Instrument (Tables)	6 Months Ended
Sep. 30, 2025
Financial Instrument [Abstract]
Schedule of Financial Instrument
	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Financial instrument, beginning	231,293	236,771	183,543
Net fair value change	5,478	3,141	2,435
Foreign currency adjustment	—	(9,314)	(7,220)
Financial instrument, ending	236,771	230,598	178,758